UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 11, 2005


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $9,773,725 (K)

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
AMERICAN EXPRESS CO            COMMON           025816109   128487  2413800 SH       SOLE                        0  1218300  1195500
ANHEUSER BUSCH COS INC         COMMON           035229103   585496 12797733 SH       SOLE                        0  6302933  6494800
AUTOMATIC DATA PROCESSIN       COMMON           053015103   650981 15510637 SH       SOLE                        0  7949537  7561100
COCA COLA CO                   COMMON           191216100   517800 12402400 SH       SOLE                        0  6356200  6046200
DISNEY WALT CO                 COM DISNEY       254687106   417135 16566127 SH       SOLE                        0  8534032  8032095
GANNETT INC                    COMMON           364730101   754231 10603559 SH       SOLE                        0  5456359  5147200
GENERAL ELEC CO                COMMON           369604103   868960 25078205 SH       SOLE                        0 12857592 12220613
GOLDMAN SACHS GROUP INC        COMMON           38141G104   552515  5415747 SH       SOLE                        0  2773303  2642444
INTERNATIONAL BUSINESS M       COMMON           459200101   745870 10052154 SH       SOLE                        0  5144654  4907500
JOHNSON & JOHNSON              COMMON           478160104   647732  9965100 SH       SOLE                        0  5099800  4865300
MICROSOFT CORP                 COMMON           594918104   568953 22904700 SH       SOLE                        0 11737700 11167000
PEPSICO INC                    COMMON           713448108   776144 14391685 SH       SOLE                        0  7394585  6997100
PFIZER INC                     COMMON           717081103   219967  7975599 SH       SOLE                        0  4097599  3878000
PROCTER & GAMBLE CO            COMMON           742718109   320916  6083720 SH       SOLE                        0  3150920  2932800
3M CO                          COMMON           88579Y101   121052  1674300 SH       SOLE                        0   855800   818500
WAL MART STORES INC            COMMON           931142103   917937 19044338 SH       SOLE                        0  9710638  9333700
WELLS FARGO & CO NEW           COMMON           949746101   979549 15906937 SH       SOLE                        0  8108237  7798700
